Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Containers, cost	$ 6,208,463	$ 6,394,791
Containers, accumulated depreciation	(2,136,834)	(2,029,667)
Containers, net book value	4,071,629	4,365,124
Containers - Owned Fleet
Property Plant And Equipment [Line Items]
Containers, cost	6,192,062	6,378,374
Containers, accumulated depreciation	(2,134,183)	(2,027,743)
Containers, net book value	4,057,879	4,350,631
Containers - Managed Fleet
Property Plant And Equipment [Line Items]
Containers, cost	16,401	16,417
Containers, accumulated depreciation	(2,651)	(1,924)
Containers, net book value	$ 13,750	$ 14,493